Inventories - Additional Information (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024
Inventories
Inventories recognized as an expense	$ 252,617	$ 610,116	$ 556,452	$ 1,669,508
Cost of sales including depreciation	4,157	$ 53,311	31,289	$ 176,438
Deposits to suppliers for future inventory purchases	$ 2,550,950		$ 2,550,950		$ 1,780,430